SIDLEY AUSTIN llp 787 Seventh Avenue New York, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.
Founded 1866

April 27, 2010

Ellen Sazzman Office of Insurance Products Division of Investment Management Securities and Exchange Commission 100 F Street, NE Wasshington, D.C. 20549

Re:       Post Effective Amendment to the Registration Statement of Form N-1A of Sentinel Variable Products Trust (File Nos. 333-35832 and 811-09917)

Dear Ms. Sazzman:

On behalf of Sentinel Variable Products Trust (the “Trust”), a Delaware business trust, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1930 Act”), is Post-Effective Amendment No. 13 (the “Amendment”) to the registration statement on Form N-1A of the Trust (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on April 30, 2010.

The Amendment is being filed for the purpose of updating certain information and making other non-material changes.  We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by Ellen Sazzman of the staff of the Commission on April 2, 2010 regarding the Trust’s Post-Effective Amendment to its Registration Statement filed with the Commission on February 19, 2010.  We have discussed the Staff’s comments with representatives of the Trust.  The Trust’s responses to the Staff’s comments are set out immediately under the restated comment.  Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

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Ellen Sazzman

April 27, 2010

General Comments

Comment 1:                Please confirm that the correct EDGAR series and class identifiers are used.

Response:                     The Trust has confirmed that the correct EDGAR series and class identifiers are being used.

Comment 2:                Please confirm that the Funds do not have exchange ticker symbols.

Response:                     The Trust has confirmed that the Funds do not have exchange ticker symbols.

Comment 3:                If the Funds will use the Summary Prospectuses, please provide the Staff with a copy of the legend to be used pursuant to Rule 498(b)(1)(v) under the Securities Act of 1933, as amended.

Response:                     Currently, the Trust does not intend to use Summary Prospectuses; however, if Summary Prospectuses are used, each will include the legend required by 498(b)(1)(v).

Comment 4:                Please confirm that each Fund offers only one class of shares.

Response:                     The Trust confirms that each Fund offers only one class of shares.

Comment 5                 Please include any necessary exhibits, such as the accountant’s consent, as exhibits to the amendment.

Response:                     The Trust has included the consent of PricewaterhouseCoopers LLP, as an exhibit to the Registration Statement.

Comment 6:                The Trust should provide the following acknowledgements:

1.         The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

2.         Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

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Ellen Sazzman

April 27, 2010

3.         The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response:                     The Trust has make the requested acknowledgements in the attachment to this letter.

Comments to the Summary Prospectus of each Fund

Comment 7:                Fees and Expenses of the Fund:  The Staff noted that the Trust did not include the following statement from Item 3 of Form N-1A:  “You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[ ] in [name of fund family] funds.” Please confirm that the Funds have no discounts that should be disclosed in response the requirements of Item 3.

Response:                     The Trust confirms that the Funds do not offer fee breakpoints or other discounts that would require the disclosure noted above.

Comment 8:                Annual Fund Operating Expenses Table:  Please confirm that no expense reimbursement/fee waiver arrangements need to be disclosed, and no acquired fund fees and expenses need to be disclosed.

Response:                     The Trust confirms that the Funds do not have in place contractual fee waivers or expense reimbursement arrangements.  The Money Market Fund has a voluntarily agreement in place; however, the footnote to the annual fund operating expense table has been deleted in response to a request of the Staff.

Comment 9:                Portfolio Turnover:  Please remove disclosure regarding taxable accounts.

Response:                     The Trust has removed the language in brackets below:

“A higher portfolio turnover rate may indicate higher transaction costs [and may result in higher taxes when Fund shares are held in a taxable account.]”

Comment 10:              Portfolio Turnover: For any Fund that has an identified portfolio turnover of greater than 100% in the most recent fiscal year, please add an active trading risk factor.

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Ellen Sazzman

April 27, 2010

Response:                     The only Fund with a portfolio turnover of greater than 100% for the Fund’s most recent fiscal year is the Bond Fund.  The current risk disclosure includes a risk called “Portfolio Turnover Risk,” which states “An active trading approach increases the Fund’s costs and may reduce the Fund’s performance.  It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.”

Comment 11:              Performance: Please delete footnote * referencing to the “Index Descriptions” section of the Prospectus.  The Staff noted that the disclosure in the footnote may appear in the narrative before the Average Annual Total Return bar chart.

Response :                    The Trust has moved the disclosure in footnote * to the narrative disclosure.

Comment 12:              Performance:  The Staff noted that Item 4(b)(2)(i) provides:  “If applicable, include a statement explaining that updated performance information is available and providing a Web site address and/or toll-free (or collect) telephone number where the updated information may be obtained.”  Please add the disclosure or confirm that no such updated performance information will be made available.

Response:                     The Trust confirms that no such updated performance information will be made available.

Comment 13:              Purchase and Sale of Fund Shares: Please modify the first sentence of this section to state the “You cannot purchase or sell shares of the Fund directly.”

Response:                     The Trust has made the requested modification.

Fund Summaries:  Fund Specific Comments: Balanced Fund

Comment 14:              Principal Investment Strategies:  Please identify lower quality bonds as “junk bonds” in both the summary section and in the disclosure regarding the Balanced Fund in the section of the prospectus entitled “Additional Information About Each Fund.”

Response:                     The Trust has revised the second sentence of third paragraph of the Principal Investment Strategies section in both the summary and the “Additional Information About Each Fund” section to state: “No more than 20% of the Fund’s total assets may be invested in lower-quality bonds, sometimes called “junk bonds” (e.g., bonds rated below Baa by Moody’s or BBB by Standard & Poor’s).”

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Ellen Sazzman

 April 27, 2010

Comment 15:              Principal Investment Strategies/Risks: The Staff noted that the Principal Investment Strategies section references investments in convertible bonds and mortgage-backed securities.  Please add risk factors relating to these strategies.

Response:                     The Trust has added a risk factor regarding mortgage-backed securities.   Investing in convertible securities is not a principal investment strategy of the Fund.  To clarify this, the Trust has modified the disclosure in “Principal Investment Strategies of the Fund” to state:

“The Fund normally invests principally in common stocks and investment grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stocks and other equity securities.”

In “Additional Information About Each Fund – Investment Objectives and Strategies – Sentinel Variable Products Balanced Fund,” the Trust has modified the disclosure to include the following:  “Equity securities include common stock and related securities, such as preferred stock and convertible securities.  Investing in preferred stock and convertible securities is not a principal investment strategy of the Fund.”

Comment 16:              Principal Investment Risks: Add “call risk” to the “General Fixed-Income Securities Risk” disclosure.

Response:                     The Trust has added the following disclosure as the last sentence of the “General Fixed-Income Securities Risk”:

                                    “During periods of declining interest rates, or for other reasons, bonds may be “called,” or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.”

Fund Summaries:  Fund Specific Comments: Bond Fund

Comment 17:              Principal Investment Strategies: The Staff noted that the Principal Investment Strategies section references investments in convertible bonds and mortgage-backed securities.  Please add risk factors relating to these strategies.

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Ellen Sazzman

 April 27, 2010

Response:                     The Trust has added a risk factor regarding mortgage-backed securities.   Investing in convertible securities is not a principal investment strategy of the Fund.  The Trust has deleted the following statement from the summary prospectus disclosure:  “The Fund may also invest in other fixed income securities, such as straight or convertible debt securities and straight or convertible preferred stocks.”  The Trust modified the disclosure in the section entitled “Additional Information about Each Fund – Investment Objectives and Strategies – Sentinel Variable Products Bond Fund” to state “Although not a principal strategy, the Fund may also invest in other fixed income securities, such as straight or convertible debt securities and straight or convertible preferred stocks.”  Although the investment in other fixed-income securities, including convertible securities,  is not a “principal” strategy, the Trust believes it is appropriate to disclose this information.

                                    Disclosure relating to “Convertible Securities Risk” has been added to “Additional Information About Each Fund – Investment Risks - Other Investment Risks.”

Comment 18:              Principal Investment Risks: Add “call risk” to the “General Fixed-Income Securities Risk” disclosure.

Response:                     The Trust has added the following disclosure as the last sentence of the “General Fixed-Income Securities Risk”:

                                    “During periods of declining interest rates, or for other reasons, bonds may be “called,” or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.”

Fund Summaries:  Fund Specific Comments: Common Stock Fund

Comment 19:              Principal Investment Strategies: The Staff noted that the Principal Investment Strategies section references investments in preferred and  convertible stock.  Please add risk factors relating to these strategies.

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Ellen Sazzman

April 27, 2010

Response:                     Investing in preferred and convertible securities is not a principal investment strategy of the Common Stock Fund.  The statement that “When appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks.” has been deleted from the summary prospectus for the Fund. The Trust modified the disclosure in the section entitled “Additional Information about Each Fund – Investment Objectives and Strategies – Sentinel Variable Products Common Stock Fund” to state “Although not a principal investment strategy of the Fund, when appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks.”  Although the investment in preferred stock and convertible securities is not a “principal” strategy, the Trust believes it is appropriate to disclose this information.

                                    Disclosure relating to “Convertible Securities Risk” and “”Preferred Stock Risk” has been added to “Additional Information About Each Fund – Investment Risks - Other Investment Risks.”

Fund Summaries:  Fund Specific Comments:  Mid Cap Fund

Comment 20:              Principal Investment Strategies: Please include a capitalization range for the S&P MidCap 400 Index.

Response:                     For portfolio construction purposes, the Fund uses the S&P MidCap 400 Index as a sector-weighting guide.  The Fund does not use any Index to define mid-capitalization companies – the Fund considers mid-capitalization companies as those that have, at the time of purchase, a market capitalization between $500 million and $25 billion.  The Trust believes adding the capitalization of the S&P MidCap 400 Index could confuse shareholders, and therefore has not added the disclosure.

 Comment 21:             Performance: Please move the disclosure in footnote 2 to the Average Annual Total Return table to the narrative disclosure.

Response:                     The Trust has moved the disclosure in footnote 2 to the narrative disclosure.

Fund Summaries:  Fund Specific Comments:  Money Market Fund

Comment 22:              Principal Investment Risks: Add “call risk” to the “General Fixed-Income Securities Risk” disclosure.

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Ellen Sazzman

April 27, 2010

Response:                     The Trust has added the following disclosure as the last sentence of the “General Fixed-Income Securities Risk”:

                                    “To the extent the Fund invests in other corporate debt obligations, it may be subject to call risk, which is the risk that, during periods of declining interest rates or for other reasons, a bond’s issuer may prepay principal earlier than scheduled, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.”

Fund Summaries:  Fund Specific Comments:  Small Company Fund

Comment 23:              Principal Investment Strategies:  Please add a capitalization range for the S&P Small Cap 600 Index.

Response:                     For portfolio construction purposes, the Fund uses the S&P SmallCap 600 Index as a sector-weighting guide. The Fund does not use any Index to define small-capitalization companies – it considers small-capitalization companies as those that have, at the time of purchase, a market capitalization of less than $3 billion.  The Trust believes adding the capitalization of the S&P SmallCap 600 Index could confuse shareholders, and therefore has not added the disclosure.

Additional Information About Each Fund – Investment Objectives and Strategies

Comment 24:              Principal Investment Objectives:  For each Fund, please state, if applicable, that the Fund’s investment objective may be changed without shareholder approval.  If shareholder approval is required to change an investment objective, please confirm this to the Staff.

Response:                     Each Fund’s investment objective cannot be changed without shareholder approval, as described in the Trust’s statement of additional information.

Fund Specific Comment:  Balanced Fund

Comment 25:              Principal Investment Strategies:  The Staff noted that the disclosure references investments in derivatives, repurchase agreements and dollar-roll transactions.  Please add associated risk factors to this section and add disclosure regarding these investment strategies and risks to the summary section for this fund;

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Ellen Sazzman

April 27, 2010

Response:                     The Trust has modified the disclosure as follows to clarify that engaging in dollar-roll transactions and investing in repurchase agreements are not principal investment strategies:

•        The first sentence of the fifth paragraph of this section has been modified to state:  “Although not a principal investment strategy, the Fund may engage in dollar roll transactions.”

•        The first sentence of the seventh paragraph of the section has been modified to state: “Although not a principal investment strategy, the Fund may use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks.”

•        The first sentence of the eight paragraph of the section has been modified to state:  “Although not a principal investment strategy, the Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement.”

Comment 26:              Discuss the nature of dollar roll transactions in the Investment Strategies section.  Please remove cross-references to disclosure for another Fund.

Response:                     The Trust has added a discussion regarding dollar roll transactions.

Additional Information About Each Fund – Investments Risks

Comment 27:              For each risk factor, please identify the specific funds to which such risk factor applies.

Response:                     The Trust has added, immediately after the name of each risk, the names of the Funds to which the risk applies.

Share Classes

Comment 28:              Please add disclosure (or identify existing disclosure) regarding the minimum number of votes required to have a quorum, and that a small number of votes could determine the outcome of a shareholder vote.

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Ellen Sazzman

April 27, 2010

Response:                     The Trust has revised the “Share Classes” section to read as follows (the bold language is new disclosure):

                                    “Sentinel Variable Products Trust issues a separate class of shares of common stock for each Fund.   It may establish additional funds in the future and additional classes of shares for such new funds.  Each share is entitled to one vote per dollar of net asset value as of the close of business on the record date as to any matter on which it is entitled to vote and each fractional share is entitled to a proportional fractional vote.  The presence in person or by proxy of 30% of the shares entitled to vote constitutes a quorum.

Based on current federal securities law requirements, the Funds expect that insurance company shareholders of the Funds will offer owners of their respective variable life insurance contracts and variable annuity contracts the opportunity to instruct such shareholders as to how to vote shares allocable to their contracts regarding certain matters, such as the approval of investment advisory agreements. If the insurance company does not receive timely instructions from owners of its variable life insurance contracts and variable annuity contracts, or if it holds shares that are not attributable to variable life insurance or annuity contracts, it will vote such shares in the same proportion as the voting instructions that are received for all contracts participating in each Fund.  This means that a small number of shareholders can determine the outcome of a vote.  The voting instructions received from contract holders may be disregarded in certain circumstances that are described in the prospectuses for the variable contracts.”

Financial Highlights

Comment 29:              Please add to the introduction to the Financial Highlights section disclosure that variable contract expenses are not reflected and if such expenses had been reflected, returns would be lower.

Response:                     The Trust has added the following disclosure to the introduction to the Financial Highlights:

                                    “The information in the financial highlights table does not reflect fees and charges associated with the separate accounts of insurance companies that                                       purchase shares of a Fund.  If it did, a Fund’s expenses would higher, and returns would be lower.”

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Ellen Sazzman

 April 27, 2010

Statement of Additional Information

Comment 30:              Please confirm that the Trust intends to comply with the new Item 17 disclosure requirements.

Response:                     The Trust has included the required disclosure in its amended Registration Statement, filed herewith.

Comment 31:              Selective Disclosure of Portfolio Holdings.  Please describe any requirement that non-public information be provided only to parties who are under a duty of confidentiality and a duty not to trade on such information.

Response:                     Generally, the Trust makes portfolio holdings information available upon request provided that the information disclosed is as of the last business day of a month and only at least 30 days later than the date of such information.  The Trust may make non-public information available to recognized mutual fund information services, such as Lipper Inc. and Morningstar, Inc., but in those cases, either (i) the information must be more than 30 days old and the information must be as of the last business day of a month (at which time such information is available to anyone requesting the information) or (ii) the service must agree not to disclose or trade on the information.

The current disclosure states in the fourth paragraph that:

                                    “The Funds’ policy with respect to disclosure of portfolio holdings is that such disclosure shall be limited to:… Non-Public Disclosure:

(iv) information with respect to portfolio holdings of the Funds provided to recognized mutual fund information services, such as Lipper Inc. and Morningstar, Inc., such information to be provided as of the last business day of a month and only if either (a) such information is disclosed to such services at least 30 days later than the date of such information, or (b) such services agree that they and their employees will not disclose or trade on such information before it is publicly disclosed.”

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Ellen Sazzman

 April 27, 2010

The Trust believes this disclosure satisfies the requirements of Item 16(f)(1)(ii) of Form N-1A.

*   *   *   *   *   *   *  *   *  *

                        Please do not hesitate to contact me at (212) 839-7316 or John A. MacKinnon ((212) 839-5534) of Sidley Austin LLP if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/  Carol J. Whitesides

Carol J. Whitesides

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SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive
Montpelier, Vermont 05604

April 27, 2010

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C.  20549
Attention: Division of Investment Management

Re:       Sentinel Variable Products Trust

            Registration Statement on Form N-1A
            (File Nos. 333-35832 and 811-09917)

Ladies and Gentlemen:

In connection with the above referenced filing, we hereby acknowledge that:

1.         The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

2.         Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

3.         The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

SENTINEL VARIABLE PRODUCTS TRUST

By:  ___/s/ Lisa Muller_______________________

   Name:   Lisa Muller

   Title:    Secretary